LVIP American International Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
✢American Funds Insurance Series®– International Fund	13,437,161	$296,826,893
Total Investment Company (Cost $223,520,206)		296,826,893

TOTAL INVESTMENTS–100.06% (Cost $223,520,206)	296,826,893
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(166,077)
NET ASSETS APPLICABLE TO 19,171,141 SHARES OUTSTANDING–100.00%	$296,660,816

✢Class 1 shares.
LVIP American International Fund–1